Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Text Block]
3.	ACQUISITIONS

Assets acquisition in 2012

In the first quarter of 2012, CFO Software, a subsidiary of the Company, entered into a series of contractual agreements, to acquire a securities consulting license for a total consideration of $2,063,361.

		Useful life
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	2,751,148	15 years
Deferred tax liabilities	(687,787)
Total purchase price	2,063,361

Business combination in 2012

On June 30, 2012, CFO Software, a subsidiary of the Company, entered into a series of contractual arrangement with East Win Investment Consulting Co., Limited (“CFO East Win”) to acquire 70% of the equity interest, with which the Company expects to develop the wealth management services in the future. For the acquisition, the total cash consideration was $2,848,507. Following an independent valuation performed by American Appraisal China Limited, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to subscription services and other related services operating segment.

		Useful life
Purchase price allocation:
Cash and cash equivalents	$14,073
Prepaid expenses and current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Acquired intangible assets:
Securities consulting license	2,065,168	15 years
Completed technology	66,465	5 years
Total assets acquired	2,996,779
Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Income tax payable	(30,780)
Deferred tax liabilities	(532,908)
Noncontrolling interest	(871,960)
Total net assets	(184,561)
Goodwill	3,033,068
Total	$2,848,507

The following summarized unaudited pro forma results of operations for the years ended December 31, 2011 and 2012 assuming that all significant acquisitions during the year ended December 31, 2011 and 2012 occurred as of January 1, 2011. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2011, nor is it indicative of future operating results.

	For the year ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$55,119,450	$31,966,408
Net loss attributable to China Finance Online Co., Limited	(19,392,948)	(13,641,361)

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.18)	$(0.13)
- diluted	$(0.18)	$(0.13)

Fair value of acquired assets

The Group measured the fair value for the assets acquired, with the assistance of American Appraisal, an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group's assessment of the assumptions market participants would use in valuing these purchased intangible assets.